Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Minimum aggregate rental commitment under all noncancelable operating leases
2015	$ 189
2016	161
2017	144
2018	126
2019	94
Thereafter	921
Total	$ 1,635